Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	CONSUMER DISCRETIONARY — 7.2%
136,756	Home Depot, Inc.	$55,413,531
190,002	McDonald's Corp.	57,857,509
277,718	Starbucks Corp.	27,074,728
		140,345,768
	CONSUMER STAPLES — 12.0%
781,751	Keurig Dr Pepper, Inc.	29,300,028
999,316	Mondelez International, Inc., Class A	73,619,610
389,085	PepsiCo, Inc.	66,163,904
366,686	Procter & Gamble Co.	63,510,015
		232,593,557
	ENERGY — 10.3%
310,407	Chevron Corp.	45,713,639
214,845	Exxon Mobil Corp.	25,184,131
748,182	Kinder Morgan, Inc.	16,527,340
220,681	ONEOK, Inc.	20,110,660
261,930	Phillips 66	34,430,698
1,252,063	Williams Cos., Inc.	57,156,676
		199,123,144
	FINANCIALS — 12.2%
101,358	CME Group, Inc.	22,364,643
197,435	JPMorgan Chase & Co.	41,631,144
245,279	Marsh & McLennan Cos., Inc.	54,719,292
293,586	PNC Financial Services Group, Inc.	54,269,372
227,615	Travelers Cos., Inc.	53,289,224
199,470	U.S. Bancorp	9,121,763
		235,395,438
	HEALTH CARE — 13.7%
439,997	AbbVie, Inc.	86,890,608
114,465	Eli Lilly & Co.	101,409,122
682,702	Merck & Co., Inc.	77,527,639
		265,827,369
	INDUSTRIALS — 12.7%
160,185	Automatic Data Processing, Inc.	44,327,995
154,204	Eaton Corp. PLC[1]	51,109,374
163,704	Fastenal Co.	11,691,740
54,842	General Dynamics Corp.	16,573,252
100,082	Illinois Tool Works, Inc.	26,228,490
69,584	Lockheed Martin Corp.	40,676,023
222,831	Paychex, Inc.	29,901,692
126,091	RTX Corp.	15,277,185

Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
69,882	United Parcel Service, Inc., Class B	$9,527,712
		245,313,463
	MATERIALS — 1.8%
120,074	Air Products & Chemicals, Inc.	35,750,833
	REAL ESTATE — 3.1%
168,130	Prologis, Inc. - REIT	21,231,456
626,155	Realty Income Corp. - REIT	39,710,750
		60,942,206
	TECHNOLOGY — 17.8%
772,688	Broadcom, Inc.	133,288,680
202,028	Cisco Systems, Inc.	10,751,930
611,909	Corning, Inc.	27,627,691
217,469	Dell Technologies, Inc., Class C	25,778,775
523,501	HP, Inc.	18,777,981
97,922	Microsoft Corp.	42,135,837
57,553	NXP Semiconductors NV1	13,813,296
137,804	QUALCOMM, Inc.	23,433,570
235,201	Texas Instruments, Inc.	48,585,471
		344,193,231
	UTILITIES — 8.0%
752,386	NextEra Energy, Inc.	63,599,189
807,824	PPL Corp.	26,722,818
549,053	Sempra	45,917,302
202,603	WEC Energy Group, Inc.	19,486,356
		155,725,665
	TOTAL COMMON STOCKS
	(Cost $1,126,160,611)	1,915,210,674
	SHORT-TERM INVESTMENTS — 1.2%
22,367,226	Fidelity Investments Money Market Treasury Portfolio - Class I 4.78%[2]	22,367,226
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,367,226)	22,367,226
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,148,527,837)	1,937,577,900
	Other Assets in Excess of Liabilities — 0.0%	583,055
	TOTAL NET ASSETS — 100.0%	$1,938,160,955

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.